Lease Commitments (Future Minimum Operating Lease Payments Under Topic 840) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 65,540
2020	49,142
2021	28,311
2022	21,001
2023	11,373
2024 and thereafter	87,287
Total lease payments	$ 262,654